INTANGIBLE ASSETS	12 Months Ended
Nov. 30, 2018
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
11.	INTANGIBLE ASSETS

	Video game	Brands	Total
	catalogues
	$	$	$
Cost:
At November 30, 2017	-	-	-
Additions - shares	1,469,456	103,335	1,572,791
Additions – paid or accrued	196,160	-	196,160
Write-off	(116,352)	-	(116,352)
Net exchange differences	39,994	1,951	41,945
At November 30, 2018	1,589,258	105,286	1,694,544

Amortization:
At November 30, 2017	-	-	-
Additions	17,722	-	17,722
At November 30, 2018	17,722	-	17,722

Net book value:
At November 30, 2017	-	-	-
At November 30, 2018	1,571,536	105,286	1,676,822

Included in video game catalogues is $79,808 of development costs which the Company has not begun amortizing. Brands were acquired during the year ended November 30, 2018 pursuant to the acquisition of Majesco (Note 5).